Assets and Liabilities - Summary of Property, Plant and Equipment (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	kr 4,687
Depreciation, property, plant and equipment	1,585	kr 1,371	kr 1,033
Property, plant and equipment	2,985	4,687
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,963	7,598
Additions	92	2,365
Disposals	(597)
Property, plant and equipment	9,458	9,963	7,598
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(5,276)	(3,913)
Depreciation, property, plant and equipment	1,585	1,371
Depreciation reversed on disposals during the year	(389)
Exchange rate adjustments	1	(8)
Property, plant and equipment	(6,473)	(5,276)	(3,913)
Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,763
Property, plant and equipment	1,446	2,763
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	7,372	5,532
Additions	48	1,840
Disposals	(597)
Property, plant and equipment	6,823	7,372	5,532
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,609)	(3,613)
Depreciation, property, plant and equipment	1,156	1,004
Depreciation reversed on disposals during the year	(389)
Exchange rate adjustments	1	(8)
Property, plant and equipment	(5,377)	(4,609)	(3,613)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,924
Property, plant and equipment	1,539	1,924
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,591	2,066
Additions	44	525
Property, plant and equipment	2,635	2,591	2,066
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(667)	(300)
Depreciation, property, plant and equipment	429	367
Depreciation reversed on disposals during the year	0
Exchange rate adjustments	0	0
Property, plant and equipment	kr (1,096)	kr (667)	kr (300)